INCOME TAX EXPENSES - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSES
Net income per share effect - basic	¥ 0.01	¥ 0.06	¥ 0.02
Net income per share effect - diluted	¥ 0.01	¥ 0.06	¥ 0.02